As filed with the Securities and Exchange Commission on August 11, 2025

Securities Act Registration No. 033-10451

Investment Company Act Registration No. 811-04920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

Post-Effective Amendment No. 129  X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 131        X

(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (801) 533-0777

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors LP 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess Chapman and Cutler LLP 320 S. Canal Street Chicago, IL 60606

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

( )   immediately upon filing pursuant to paragraph (b)

(X)    on September 10, 2025 pursuant to paragraph (b)

( )   60 days after filing pursuant to paragraph (a)(1)

( )   on __________ pursuant to paragraph (a)(1)

( )   75 days after filing pursuant to paragraph (a)(2)

( )   on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 128 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 130 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on May 28, 2025 to establish Wasatch Global Small Cap Value Fund and Wasatch International Small Cap Value Fund, each a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on August 11, 2025.

This Post-Effective Amendment No. 129 under the 1933 Act and Amendment No. 131 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating September 10, 2025 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No.  129 incorporates by reference the information contained in Part A, Part B and Part C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 129 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 129 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 129 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 131 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 11th day of August 2025.

WASATCH FUNDS TRUST

By	/s/ Eric S. Bergeson
Eric S. Bergeson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Eric S. Bergeson Eric S. Bergeson	President and Trustee (principal executive officer)	August 11, 2025

/s/ Kara H. Becker Kara H. Becker	Treasurer (principal financial and accounting officer)	August 11, 2025

Heikki Rinne* Heikki Rinne	Trustee	August 11, 2025

Kristen M. Fletcher* Kristen M. Fletcher	Trustee	August 11, 2025

Mark Robinson* Mark Robinson	Trustee	August 11, 2025

Kate Fleming* Kate Fleming	Trustee	August 11, 2025

*/s/ Russell L. Biles
Russell L. Biles
Attorney-in-Fact
August 11, 2025

*Signed pursuant to a power of attorney incorporated herein by reference to Exhibit q-1 in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 2, 2012, a power of attorney incorporated herein by reference to Exhibit q-2 in Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January  28, 2015, power of attorney incorporated herein by reference to Exhibit q-3 in Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August  31, 2020 and power of attorney incorporated herein by reference to Exhibit q-4 in Post-Effective Amendment No.  124 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 26, 2024.